Trade receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables

6	Trade receivables

	2025	2024

Tuition fees	596,568	488,962
Educational content (i)	44,679	62,194
FIES (ii)	139,158	79,712
Educational credits (iii)	33,399	26,893
Mobile app subscription (iv)	21,484	24,223
Other	17,226	21,339
	852,514	703,323
Allowance for expected credit losses	(100,156)	(71,477)
	752,358	631,846
Current	717,373	595,898
Non-current	34,985	35,948

(i) Related to trade receivables from sales of e-books and medical courses through the Continuing education’s platform.

(ii) Related to trade receivables from the FIES program, created by the Brazilian federal government to offer financing to low-income students enrolled in undergraduate programs in private higher education institutions.

(iii) Related to the financing programs offered by the Company’s subsidiaries to its students.

(iv) Related to trade receivables from mobile applications subscriptions for Medical practice solutions.

As of December 31, 2025 and 2024, the aging of trade receivables was as follows:

	2025	2024

Neither past due nor impaired	383,887	327,052
Past due:
1 to 30 days	128,785	97,390
31 to 90 days	165,512	126,623
91 to 180 days	102,369	91,411
More than 180 days	71,961	60,847
	852,514	703,323

The changes in the allowance for expected credit losses for the years ended December 31, 2025, 2024 and 2023, were as follows:

	2025	2024	2023

Opening balance	(71,477)	(61,398)	(44,046)
Additions	(57,090)	(60,894)	(74,552)
Write-offs	28,411	50,815	57,200
Closing balance	(100,156)	(71,477)	(61,398)